Investments	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Fair Value Measurements
Investments

Note 4.       Investments

The Plan’s investments, including gains and losses on investments bought and sold, as well as assets held during the year, appreciated in value by $7,749,070 and $6,117,762 during the Plan years ended December 31, 2025 and 2024, respectively.